Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Sep. 30, 2024 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 41,977,180
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	10,245,563
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,369,390
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	18,334,549
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 27,678